Leases - Schedule of Operating Lease (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
Right-of-use assets	$ 191	$ 206
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:PropertyPlantAndEquipmentNet	us-gaap:PropertyPlantAndEquipmentNet
Current	$ 54	$ 55
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:AccruedLiabilitiesCurrent	us-gaap:AccruedLiabilitiesCurrent
Non-current	$ 142	$ 152
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesNoncurrent	us-gaap:OtherLiabilitiesNoncurrent
Total lease liabilities	$ 196	$ 207